PREFERRED STOCK	12 Months Ended
Dec. 27, 2013
Equity [Abstract]
PREFERRED STOCK
PREFERRED STOCK

Prior to the Merger Date, as defined in Note 3. Transactions, the Company had the authority to issue 20,000,000 shares of preferred stock, par value $0.01 per share. In connection with the Merger transaction, the authorization to issue the preferred stock of the Company was canceled.